EMPLOYEE BENEFITS AND INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Summary of Stock Option Activity under 2006 EIP and 2013 LTIP

The following table presents the stock option activity under the 2006 EIP and 2013 LTIP for the year ended December 31, 2013:

		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2013	850,448	2,870,413	$27.44
Granted	(69,373)	69,373	25.36
Canceled	78,800	(78,800)	31.62
Exercised	—	(56,349)	13.12
Discontinuance of the 2006 EIP	(859,875)	—	—

Balance at December 31, 2013	—	2,804,637	26.65
2013 LTIP authorization	8,500,000	—	—
Options granted	(220,561)	220,561	22.31
Options canceled	2,375	(2,375)	22.06
Restricted stock granted	(279,039)	—	—
Restricted stock canceled	2,623	—	—

Balance at December 31, 2013	8,005,398	3,022,823	$27.21

Summary of Information on Options Granted Under Executive Incentive Plan

The following table summarizes the information on the options granted under the 2006 EIP and 2013 LTIP at December 31, 2013:

Outstanding				Vested and Exercisable
Range of Exercise Prices	Number of Options	Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.00 - $13.12	132,122	2.92	$13.12	132,122	$13.12
13.13 - 28.88	2,201,725	8.38	$25.23	19,747	$25.23
28.89 - 50.88	656,042	8.11	$34.12	656,042	$34.12
50.89 - 84.80	32,934	6.67	$77.88	16,819	$76.68

$0.00 - $84.80	3,022,823	8.06	$27.21	824,730	$31.49

Executive Management Rollover Options

Executive Management Rollover Options		Options Outstanding
	Options Available for Grant	Number of Shares	Weighted Average Exercise Price
Balance at January 1, 2013	103	287,578	$5.47
Canceled	23	(23)	—
Discontinuance of the 2006 EIP	(126)	—	—
Exercised	—	(216,356)	5.47

Balance at December 31, 2013	—	71,199	$5.47

Summary of Estimated Fair Value of 2006 EIP Option Awards on Grant Date Using Black-Scholes Option

We account for the stock option grants under the 2006 EIP and 2013 LTIP in accordance with Accounting Standards Codification 718, Compensation-Stock Compensation. The fair value of each option granted was estimated on the date of grant using a Black-Scholes option pricing model with the following weighted average assumptions for grants during the period:

	2013	2012	2011
Risk-free interest rate	1.56%	1.35%	1.87%
Dividend yield	3.07%	0.00%	0.00%
Expected volatility	35.20%	34.70%	33.20%
Expected life (years)	6.25	6.25	6.50
Fair value of option award	$6.05	$12.24	$31.36